Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted earnings per share:
Net income (loss)	$ 400,002	$ (30,300)	$ 618,322	$ (18,939)	$ 191,719	$ 321,316	$ (1,465)
Denominator:
Denominator for basic earnings per ordinary shares - weighted average shares outstanding	4,838,199	3,125,000	4,834,035	3,125,000	3,157,695	3,125,000	3,125,000
Effect of dilutive warrants	1,072,361		1,491,641
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	5,910,560	3,125,000	6,325,676	3,125,000	3,201,305	3,125,000	3,125,000
Basic earnings per ordinary share	$ 0.08	$ (0.01)	$ 0.13	$ (0.01)	$ 0.06	$ 0.10	$ 0.00
Diluted earnings per ordinary share	$ 0.07	$ (0.01)	$ 0.10	$ (0.01)	$ 0.06	$ 0.10	$ 0.00